CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Revenues	$ 1,378,458	$ 1,188,893	$ 1,093,830
Cost of revenues:
Traffic acquisition cost	859,595	806,541	798,001
Other cost of revenues	77,792	62,855	63,860
Total cost of revenues	937,387	869,396	861,861
Gross profit	441,071	319,497	231,969
Operating expenses:
Research and development expenses	117,933	99,423	84,710
Sales and marketing expenses	206,089	133,741	130,353
General and administrative expenses	130,314	60,140	36,542
Total operating expenses	454,336	293,304	251,605
Operating income (loss) before finance income (expenses)	(13,265)	26,193	(19,636)
Finance income (expenses), net	11,293	(2,753)	(3,392)
Income (loss) before income taxes	(1,972)	23,440	(23,028)
Provision for income taxes	22,976	14,947	4,997
Net income (loss)	(24,948)	8,493	(28,025)
Basic [Abstract]
Less: Undistributed earnings allocated to participating securities	(11,944)	(22,932)	(21,173)
Net income (loss) attributable to ordinary shares - basic	(36,892)	(14,439)	(49,198)
Diluted [Abstract]
Less: Undistributed earnings allocated to participating securities	(11,944)	(22,932)	(21,173)
Net income (loss) attributable to ordinary shares - diluted	$ (36,892)	$ (14,439)	$ (49,198)
Net income (loss) per share attributable to ordinary shareholders
Net income (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.26)	$ (0.36)	$ (1.11)
Net income (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.26)	$ (0.36)	$ (1.11)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders
Weighted-average shares used in computing net income (loss) per share attributable to ordinary shareholders, basic (in shares)	142,883,475	40,333,870	44,324,234
Weighted-average shares used in computing net income (loss) per share attributable to ordinary shareholders, diluted (in shares)	142,883,475	40,333,870	44,324,234